Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 13.  Commitments and Contingencies

Operating Leases

Rental expense for all operating leases for the years ended December 31, 2012, 2011 and 2010 was $3.5 million, $3.8 million and $2.2 million, respectively.  The total amount committed under these lease agreements at December 31, 2012 is:  $1.0 million in 2013, $0.8 million in 2014, $0.7 million in 2015, $0.6 million in 2016, $0.6 million in 2017 and $1.7 million for the years thereafter.

Other Commitments and Contingencies

The Company periodically makes claims or receives disputes and is involved in legal actions related to billings to other carriers for access to the Company’s network.  The Company does not recognize revenue related to such matters until collection of the claims is reasonably assured.  In addition to this, the Company periodically disputes access charges that are assessed by other companies with which the Company interconnects and is involved in other disputes and legal and tax proceedings and filings arising from normal business activities.

In September 2012, the Company settled an outstanding lawsuit related to access billings for a one-time payment of $3.0 million.  The Company also settled all of its outstanding matters related to a prior acquisition that closed in December 2010.  In connection with this, the Company recognized a $5.3 million pre-tax gain resulting from the transfer of a $3.0 million liability back to the seller and the seller agreeing to pay the Company $2.3 million.  These settlements, which total $2.3 million in the aggregate, are recorded as “gain on settlements, net” on the consolidated statements of operations.

In addition to the lawsuit related to the access billings discussed above, the Company settled other access dispute billings to another carrier for $5.6 million, of which $4.7 million was reserved in 2011.  The total impact from these settlements was a $1.5 million charge to revenue and a $1.0 million charge to operating expenses for the year ended December 31, 2012.

In February 2013, the Company received notice of a dispute from a carrier regarding billings for access services.  Although the outcome of the dispute is difficult to determine at this early stage, the Company intends to vigorously contest and defend its position and believes that the possibility of an unfavorable outcome is remote.  As such, no amounts have been recorded in the consolidated financial statements related to this dispute.

In October 2012, the Company was named as the defendant in a patent infringement case alleging that the Company’s communications networks, systems and components infringe three patents held by GlobeTecTrust LLC, the plaintiff.  The amount of the claim has not been determined and the Company does not have sufficient information to assess the risk, if any, of an unfavorable outcome.

In addition to the matters described above, the Company is involved in routine litigation and disputes in the ordinary course of its business.  While the results of litigation and disputes are inherently unpredictable, management does not expect that the ultimate costs to resolve these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows, and believes that adequate provision for any probable and estimable losses has been made in the Company’s condensed consolidated financial statements.

The Company has other purchase commitments relating to capital expenditures totaling $6.6 million as of December 31, 2012, which are expected to be satisfied during 2013.

In connection with the Business Separation, the Company entered into a series of agreements with NTELOS which are intended to govern the relationship between the Company and NTELOS going forward (Note 2), and within such agreements, the companies are required to indemnify each other regarding certain matters.

Specifically, under the tax matters agreement entered into between NTELOS and the Company,  the Company is generally required to indemnify NTELOS against any tax resulting from the Distribution to the extent that such tax resulted from any of the following events (among others): (1) an acquisition of all or a portion of our stock or assets, whether by merger or otherwise, (2) any negotiations, understandings, agreements or arrangements with respect to transactions or events that cause the Distribution to be treated as part of a plan pursuant to which one or more persons acquire, directly or indirectly, stock representing a 50% or greater interest in Lumos Networks, (3) certain other actions or failures to act by the Company, or (4) any breach by the Company of certain of its representations or undertakings.  The Company’s indemnification obligations to NTELOS and its subsidiaries, officers and directors are not limited by any maximum amount.